Consolidated statements of stockholders' equity - USD ($)	Total	Class D Warrants [Member]	Spin Off Transaction [Member]	After Spin Off And Upto Reporting Date [Member]	Upto And Before Spin Off [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Spin Off Transaction [Member]	Preferred Stock [Member]	Preferred Stock [Member] Spin Off Transaction [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Spin Off Transaction [Member]	Additional Paid-in Capital [Member] Series A Preferred Stock [Member]	Additional Paid-in Capital [Member] Series B Preferred Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Class D Warrants [Member]	Retained Earnings [Member] After Spin Off And Upto Reporting Date [Member]	Former Parent Company [Member] [1]	Former Parent Company [Member] Spin Off Transaction [Member]	[1]	Former Parent Company [Member] Upto And Before Spin Off [Member]	[1]
Beginning balance at Dec. 31, 2019	$ 143,681,571							$ 0		$ 0			$ 0				$ 0			$ 143,681,571
Beginning balance, Shares at Dec. 31, 2019								0		0
Net decrease in former Parent Company investment	(9,225,887)																			(9,225,887)
Net loss for the year	(393,761)																			(393,761)
Ending balance at Dec. 31, 2020	134,061,923							$ 0		$ 0			0				0			134,061,923
Ending balance, Shares at Dec. 31, 2020								0		0
Net decrease in former Parent Company investment	(7,792,798)																			(7,792,798)
Dividends to former Parent Company	(25,752,729)																			(25,752,729)
Issuance of capital and preferred stock at Spin-Off			$ 0						$ 47,753		$ 7,959			$ 97,292,262							$ (97,347,974)
Issuance of capital and preferred stock at Spin-Off, Shares									4,775,272		795,878
Issuance of capital and preferred stock at Spin-Off						$ 15,113,723									$ 15,113,723
Deemed contribution of preferred shares as part of Spin-off	(15,113,723)												(15,113,723)
Dividends declared on preferred shares	(130,574)												(130,574)
Net loss for the year	(3,639,979)			$ (471,557)	$ (3,168,422)														$ (471,557)				$ (3,168,422)
Ending balance at Dec. 31, 2021	96,745,843							$ 47,753		$ 7,959			97,161,688				(471,557)			0
Ending balance, Shares at Dec. 31, 2021								4,775,272		795,878
Issuance of capital and preferred stock at Spin-Off, Shares								186,952,962				16,000
Issuance of capital and preferred stock at Spin-Off	156,821,474						$ 200,000	$ 1,869,529				$ 160	154,951,945			$ 199,840
Dividends declared on preferred shares	(1,740,983)												(1,305,737)				(435,246)
Net loss for the year	29,510,928																29,510,928
Issuance of restricted shares and stock based compensation	117,256							$ 28,571					88,685
Issuance of restricted shares and stock based compensation, Shares								2,857,142
Less: Deemed dividend on warrant inducement (Note 8)	(2,943,675)																(2,943,675)
Incremental fair value of the Class D warrants (Note 8)		$ 2,943,675																$ 2,943,675
Ending balance at Dec. 31, 2022	$ 281,654,518							$ 1,945,853		$ 8,119			$ 251,096,421				$ 28,604,125			$ 0
Ending balance, Shares at Dec. 31, 2022								194,585,376		811,878

[1]	For periods up to December 3, 2021, net parent investment represents StealthGas Inc.’s interest in the Company’s net assets and includes the Company’s cumulative earnings as adjusted for cash distributions to and cash contributions from StealthGas Inc.